Deferred income - Movement in the non-current and current deferred income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	€ 2,809,133	€ 3,000,646	€ 149,801
Upfront/license fees received	12,643	160,000
Upfront received and impact of initial valuation of share subscription			3,655,416
Milestones received		90,192	49,727
Significant financing component	9,289	16,278	6,900
Revenue recognition of upfront	(433,884)	(411,417)	(1,009,663)
Revenue recognition of milestones	(32,408)
Revenue recognition of milestones		(46,261)	(51,156)
Catch-up effect on closing date (1)			245,883
Other movements	(67)	(305)	(46,262)
Gilead [member]
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	4,286,852	4,012,108
Other.
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	67	10	308
Other movements	(67)	57	(297)
Fee for services segment
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance		362	471
Other movements		(362)	(109)
Collaboration agreement for filgotinib
Disclosure of Deferred Income [Line Items]
Catch-up effect on closing date (1)			(245,900)
Collaboration agreement for filgotinib | Gilead [member]
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	818,654	780,261	145,798
Upfront/license fees received	12,643	160,000
Upfront received and impact of initial valuation of share subscription			641,663
Milestones received		90,192	27,317
Significant financing component	9,289	16,278	6,900
Revenue recognition of upfront	(203,301)	(181,816)	(260,207)
Revenue recognition of milestones	(32,408)
Revenue recognition of milestones		(46,261)	(27,092)
Catch-up effect on closing date (1)			245,883
Gilead collaboration agreement for ziritaxestat | Gilead [member]
Disclosure of Deferred Income [Line Items]
Upfront received and impact of initial valuation of share subscription			666,967
Revenue recognition of upfront			(666,967)
Gilead collaboration agreement for drug discovery platform
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	1,990,400
Gilead collaboration agreement for drug discovery platform | Gilead [member]
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	1,990,412	2,220,013
Upfront received and impact of initial valuation of share subscription			2,346,787
Revenue recognition of upfront	€ (230,582)	€ (229,601)	(80,918)
Other movements			(45,856)
Collaboration agreement for CF | AbbVie
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance			3,224
Milestones received			22,410
Revenue recognition of upfront			(1,570)
Revenue recognition of milestones			€ (24,064)